Goodwill (Narrative) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Sep. 30, 2015	Mar. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Goodwill [Line Items]
Non-tax deductible impairment charge	$ 792,000	$ 150,400
Goodwill			$ 387,108	$ 385,629	$ 383,853
Goodwill impairment charges					942,408
Stratasys-Objet reporting unit [Member] | Goodwill [Member]
Goodwill [Line Items]
Expected cash flow period			5 years
Growth rate (as a percent)			3.10%
Discount rate (as a percent)			14.00%
Percentage of decrease in terminal year growth rate			1.00%
Percentage of increase in terminal year growth rate			1.00%
Percentage of fair value exceeding carrying value of reporting units			7.00%	5.00%
Goodwill			$ 387,000	$ 386,000
Change in fair value due to 1% decrease in terminal year growth rate			48,000
Change in fair value due to 1% increase in terminal year growth rate			$ 88,000
MakerBot [Member]
Goodwill [Line Items]
Non-tax deductible impairment charge					$ 384,000